Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 12, 2023, Aditxt, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Current Report”) disclosing that on December 11, 2023, the Company entered into an Agreement and Plan of Merger (the “Original Agreement”) with Adifem, Inc. f/k/a Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”), pursuant to which, Merger Sub will be merged into and with Evofem (the “Merger”), with Evofem surviving the Merger as a wholly owned subsidiary of the Company. On July 18, 2024, the Company filed a Current Report on Form 8-K (the “July Current Report” and together with the Original Current Report, the “Current Reports”) disclosing that on July 12, 2024, the Company, Merger Sub and Evofem entered in an Amended and Restated Merger Agreement (the “Merger Agreement”, which amended and restated the Original Agreement. On March 22, 2025, Evofem, Aditxt and Merger Sub entered into the Fifth Amendment to the Amended and Restated Merger Agreement (the “Fifth Amendment”) to change the required consummation date to September 30, 2025 and add an additional $1.5 million parent investment from Aditxt to Evofem in April 2025 which will be part of the overall consideration upon closing.
Document Period End Date	Dec. 11, 2023
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2569 Wyandotte St.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650)
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false